Average Annual Total Returns - Class I2 - Transamerica Mid Cap Growth	I2 1 Year	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	30.51%	15.42%	Mar. 10, 2017	28.88%	12.01%	18.80%	11.00%	35.59%	[1]	21.07%	[1]

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